Advances to Suppliers and Other Current Assets, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of allowance for doubtful accounts [Abstract]
Beginning balance	$ 530,818	$ 60,277
Provisions		479,071
Write-off	(237,114)	(7,748)
Effects of foreign exchange rate	(51,813)	(782)
Ending balance	$ 241,891	$ 530,818